Goodwill (Details) - Schedule of goodwill - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Verticals and technology [Member]
Schedule of Amounts Accrued and the Amounts Funded with Managers Insurance Policies [Abstract]
Balance beginnng	$ 19,788	$ 19,788	$ 19,788
Impairment loss
Acquisitions in 2021
Loss of control
Forex
Balance ending		19,788	19,788
Comprehensive platform service [Member]
Schedule of Amounts Accrued and the Amounts Funded with Managers Insurance Policies [Abstract]
Balance beginnng	81,459
Impairment loss
Acquisitions in 2021		81,459
Loss of control
Forex
Balance ending		81,459
Corporate and others [Member]
Schedule of Amounts Accrued and the Amounts Funded with Managers Insurance Policies [Abstract]
Balance beginnng			2,617
Impairment loss
Acquisitions in 2021
Loss of control			(2,617)
Forex
Balance ending
Online stock trading [Member]
Schedule of Amounts Accrued and the Amounts Funded with Managers Insurance Policies [Abstract]
Balance beginnng
Impairment loss
Acquisitions in 2021
Loss of control
Forex
Balance ending
Consolidated [Member]
Schedule of Amounts Accrued and the Amounts Funded with Managers Insurance Policies [Abstract]
Balance beginnng	101,247	19,788	22,405
Impairment loss
Acquisitions in 2021	$ 46,246	81,459
Loss of control			(2,617)
Forex
Balance ending		$ 101,247	$ 19,788